Transactions with Related Parties - Capital Product Partners L.P. (Tables) - Capital Product Partners, L.P. ("CPLP")	12 Months Ended
Dec. 31, 2018
Related Party Transaction [Line Items]
Schedule of balances and transactions with related parties

Balances and transactions with related parties consisted of the following:

	As of	As of
	December 31,	December 31,
Consolidated Balance Sheets	2018	2017
Liabilities:
Capital Maritime & Trading Corp. (“CMTC”) – payments on behalf of the Company(a)	$47	$30
Due to related parties	$47	$30
Deferred revenue – current(c)	—	2,828
Total liabilities	$47	$2,858

	For the year ended December 31,
Combined Statements of Comprehensive Income	2018	2017	2016
Revenues(b)	$13,342	$34,676	$26,681
Voyage expenses	—	—	360
Vessel operating expenses	8,444	7,192	6,533
General and administrative expenses(d)	3,832	3,979	3,960

Schedule of information regarding the charter agreements

The following table includes information regarding the charter agreements that were in place between the Company and CMTC and its subsidiaries during 2018 and 2017.

	Time		Termination or
	Charter	Commencement	earliest	Gross (Net)
	(TC)	of	expected	Daily
Vessel Name	in years	Charter	redelivery	Hire Rate
M/T Arionas	1.0	01/2017	05/2018	$11.0 ($10.9)
M/T Ayrton II	2.0	02/2016	03/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.9	08/2016	08/2017	$25.0 ($24.7)
M/T Miltiadis M II	0.8 to 1.0	10/2017	08/2018	$18.0 ($18.0)
M/T Amadeus	2.0	06/2015	08/2017	$17.0 ($16.8)
M/T Atlantas II	1.0	10/2016	12/2017	$13.0 ($12.8)
M/T Atlantas II	0.4 to 0.7	01/2018	07/2018	$11.0 ($10.9)
M/T Amoureux	1.0	04/2017	04/2018	$22.0 ($22.0)
M/T Aktoras	0.8 to 1.0	09/2017	01/2018	$11.0 ($10.9)
M/T Aiolos	0.8 to 1.0	09/2017	07/2018	$11.0 ($10.9)
M/T Amor	0.2	09/2017	01/2018	$14.0 ($13.8)